RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Related Party Transactions [Abstract]
Amount due to shareholders	Amounts due to shareholders are unsecured loans bearing 3% annual interest, with a six-month term or as mutually agreed by the parties.	Amounts due to shareholders are unsecured, with interest of 3% per annum and tenure of 6 months, or mutually agreed between the parties
Due to related parties	$ 2,174,737	$ 1,202,692	$ 232,095